Investments Accounted for Using the Equity Method (Summarized Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investments accounted for using the equity method	¥ 5,208,758	¥ 4,527,133
Aggregate amounts of the group's share of:
Profit for the year	2,227,165	5,336,218	¥ 6,154,159
Total comprehensive income	2,234,614	5,329,204	¥ 6,153,349
Other associates [member]
Disclosure of associates [line items]
Investments accounted for using the equity method	45,022	44,512
Aggregate amounts of the group's share of:
Profit for the year	6,400	5,884
Total comprehensive income	¥ 6,400	¥ 5,884